Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current						$ 180,688
Deferred					(211,112)	(371,080)
State
Current
Deferred
Change in valuation allowance					211,112	371,080
Income tax provision	$ 26,249	$ 94,942	$ 35,098	$ 261,911		$ 180,688